UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09117

Morgan Stanley Real Estate Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)

Stefanie V. Chang Yu, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-869-6397

Date of fiscal year end:	11/30

Date of reporting period:	7/1/11 – 6/30/12

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09117
Reporting Period: 07/01/2011 - 06/30/2012
Morgan Stanley Real Estate Fund

======================= Morgan Stanley Real Estate Fund ========================

NATIONWIDE HEALTH PROPERTIES, INC.

Ticker:       NHP            Security ID:  638620104
Meeting Date: JUL 01, 2011   Meeting Type: Special
Record Date:  MAY 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management

--------------------------------------------------------------------------------

VENTAS, INC.

Ticker:       VTR            Security ID:  92276F100
Meeting Date: JUL 01, 2011   Meeting Type: Special
Record Date:  MAY 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with         For       For          Management
      Acquisition
2     Increase Authorized Common Stock        For       For          Management
3     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley Real Estate Fund

By (Signature and Title)*
/s/ Arthur Lev

Arthur Lev

President and Principal Executive Officer

Date	August 28, 2012

* Print the name and title of each signing officer under his or her signature.